CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CONVERTIBLE NOTES

NOTE 8 - CONVERTIBLE NOTES:

A.

On January 25, 2023, the Company received an amount of $250 in consideration for issuance of a convertible note (the “LP Convertible Note”) and two types of warrants, to Lee Pinkerton (“LP”). The LP Convertible Note’s principal amount is $250 and the maturity date is the earlier of December 31, 2024, and the date of any change in control (excluding the Business Combination). The Convertible Note has an interest rate of 15% per annum and shall be converted into ordinary shares at LP’s discretion, at a fixed conversion price of $470,250 per ordinary share. In addition, the Company has the right to satisfy the payment of the principal amount of the LP Convertible Note through the issuance of the Company’s ordinary shares at a 20% discount to the 20 trading day VWAP preceding the maturity date.

As part of the LP Convertible Note transaction, the LP was granted two types of warrants:

(i)	Bonus Warrants – 0.27 warrants to purchase ordinary shares of the Company at an exercise price of $541 per share. The Bonus Warrants term is five years commencing upon the Business Combination.

(ii)	Redeemable Warrants – 0.26 warrants to purchase ordinary shares of the Company at a purchase price of $541 per share. The Redeemable Warrants term is five years commencing upon the Business Combination. 50% of the Redeemable Warrants shall be redeemable on a non-cumulative basis at the option of the holder, according to a schedule for $235.125 per warrant. The LP has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

The LP Convertible Note is recorded in accordance with its fair value. The Redeemable Warrants are accounted as a derivative financial liability measured at fair value through profit or loss. Management utilized a third-party appraiser to assist them in valuing the LP Convertible Note and Redeemable Warrants.

The fair value of the Redeemable Warrants was calculated using the Monte-Carlo simulation model. As of December 31, 2024 and 2023, the expected volatility that was used was 53.94% and 73.74%, respectively, and the risk-free interest rate used was 4.27% and 3.91%, respectively.

As of December 31, 2024, and 2023 the fair value of the Redeemable Warrants was $55 and $73, respectively.

In order to calculate the fair value of the LP Convertible Note, the Company discounted the payment schedule by a discount rate of 22.9%. as of December 31, 2024, and a discount rate of 32.2% as of December 31, 2023.

As of December 31, 2024, and 2023 the fair value of the LP Convertible Note was $336 and $304, respectively. All of the principal and accrued interest under the LP Convertible Note is due and owing as of the date of the authorization of these financial statements.

B.	In May 2022, Security Matters PTY Ltd. issued 828,240 convertible notes (the “2022 Convertible Notes”), with a face value of AUD 1.00 ($0.7) per each 2022 Convertible Note, for an aggregate amount of AUD 828 thousand ($569). The original terms of the 2022 Convertible Notes were amended on July 2022, when Security Matters PTY Ltd. entered into the BCA that was subject to de-listing of Security Matters PTY Ltd. from the Australian Stock Exchange. The issuance price per share was calculated at a 20% discount to the 5-21 day volume weighted average price to December 31, 2022, as such term is defined in the Convertible Notes agreement, subject to a cap of no lower than AUD 0.15 ($0.11) per share, and on December 31, 2022 the investors will also be issued unlisted two year options on a 1:2 basis with an exercise price of AUD 0.45 ($0.32) per share. As of December 31, 2022, the 2022 Convertible Note amounted to $563. In July 2022, an amendment to the 2022 Convertible Notes agreements was signed between Security Matters PTY Ltd. and the investors which prescribes a cancellation of the 2022 Convertible Notes and replaced them with the issuance of 1,000,000 ordinary shares of Security Matters PTY Ltd. (with the occurrence of the Business Combination as described in Note 1.B). On March 7, 2023, the 2022 Convertible Notes were converted to 1,000,000 ordinary shares of Security Matters PTY Ltd.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 8 - CONVERTIBLE NOTES (CONT.):

C.	On September 6, 2023, the Company entered into a Securities Purchase Agreement to issued and sold to an institutional investor, Generating Alpha Ltd. (“Alpha”), a convertible promissory note (the “Alpha September 2023 Note”) with a fixed conversion price of $3,501, 1,838 warrants A’s and 1,225 warrants B’s, for gross proceeds of approximately $2,574, before deducting fees and other offering expenses payable by the Company to their service providers. The warrant A’s were exercisable into 1,838 ordinary shares at an exercise price of $4.7025 per share subject to customary adjustments and may be exercised at any time until the five year anniversary. The warrant B’s were exercisable into 1,225 ordinary shares at an exercise price of $3,501 per share, subject to customary adjustments and may be exercised at any time until the five-year anniversary. The warrant A’s and the warrant B’s meet the fixed-for-fixed criterion of IAS 32, resulting in being classified as equity. The Alpha September 2023 Note is in the principal amount of $4,290. The actual amount loaned by the investor is $2,574 after a 40% original issue discount. The maturity date of the Alpha September 2023 Note is the 12-month anniversary of the Effective Date, and is the date upon which the principal amount, as well as any accrued and unpaid interest and other fees, shall be due and payable. Interest accrues in the amount of 12% per year and shall be payable on the maturity date or upon acceleration or by prepayment or otherwise. The investor has the right, at any time, to convert all or any portion of the then outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s ordinary shares, at a fixed conversion price of $3,501 per share. Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the Alpha September 2023 Note into ordinary shares; provided that in no case shall the Company so convert the Alpha September 2023 Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%

The Alpha September 2023 Note was recognized in accordance with the amortized cost method.

As of December 31, 2024, the investor converted all of the principal amount of the Alpha September 2023 Note into an aggregate of 1,225 Ordinary Shares and exercised all warrant A’s and B’s into Ordinary Shares of the Company.

As of December 31, 2023, the Alpha September 2023 Note’s principal amounted to $1,000.

D.

On February 24, 2024, the Company issued to Steven Wallitt (“SW”) a convertible security with a face value of $407 in consideration of $350, bearing 0% interest and maturing in 6 months. SW ranks senior but is subordinated to ClearThink Asset Management (“CTAM”), the Company advisors, in case of any new debt issuance, including subordinated debt or redeemable preferred stock, except for instruments already negotiated with CTAM. In such cases, the Company is obligated to direct at least 15% of the net proceeds from any new debt to repay the convertible security, unless SW waives this requirement. SW can convert all or part of the face value of the convertible security into ordinary shares at a conversion price of $513 per share, with no conversion limitations. Additionally, the Company issued SW 100,000 warrants, exercisable for 60 months at an exercise price of $0.05 per share, without price-based anti-dilution adjustments.

On August 24, 2024, the Company extended the previous convertible security maturity date to February 24, 2025. In addition, SW will have the right to convert at his option all or a portion of the face value amount including OID or a maximum of $407 into ordinary shares at a conversion price under exactly the same terms of a new qualified financing for at least $1.5 million from any source.

Accordingly, following a private placement transaction on October 28, 2024, the Company adjusted the conversion price to $0.49.

On September 16, 2024, the SW converted $23 of the convertible security into 793 ordinary shares.

The convertible security is accounted in accordance with the amortized cost model, and amounted to $337 as of December 31, 2024.

The conversion option was accounted as a derivative financial liability and measured at fair value through profit or loss.

As of December 31, 2024, the fair value of the conversion option was estimated at $129 by using Monte Carlo model with volatility of 39.78% and a risk-free interest rate of 4.37%.

As of the date of these financial statements the principal and accrued interest payments according to the SW convertible security agreement are due and owing.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 8 - CONVERTIBLE NOTES (CONT.):

E.	On April 11, 2024, the Company entered into Securities Purchase Agreements for the issuance of promissory note and warrants to Alpha, as follows:

1.	Unsecured note (the “Alpha April Note”) in the principal amount of $2,250. The Alpha April Note carries an original issue discount (OID) of 10%, bears 12% interest per year, and its maturity date is in 12 months from issue date. Alpha has the right to convert the outstanding principal and interest into Ordinary Shares at $513 per share, with certain adjustments. If the Company is no longer restricted from variable rate transactions, the investor may convert at a 15% discount based on the lowest weighted average price during the 15 trading days before conversion. Any such conversion is subject to customary conversion limitations set forth in the Alpha April Note so the investor beneficially owns less than 4.99% of the Company’s Ordinary Shares. Additionally, the Company has the right to convert in whole or in part the Alpha April Note into Ordinary Shares; provided that in no case shall the Company so convert the Alpha April Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of Ordinary Shares in excess of 4.99%. A daily fee of $2 is applied if the Company fails to deliver shares upon conversion. If an event of default occurs, the Alpha April Note’s outstanding principal and interest increase by 120%, or 500% in specific default situations, with default interest at the lesser of 24.5% or the maximum legal rate. The Alpha April Note also includes restrictions against variable security transactions.

2.	A 5.5 year warrant to purchase 5,532 Ordinary Shares at $336 per share, with anti-dilution protections. (“the April Warrants”). There is a 4.99% ownership limit on the exercise of this warrant, and the Company must pay a “Buy-In” amount if shares are not delivered timely. Alpha may elect to choose cashless exercise mechanism.

3.	Inducement offer which amends the Company’s existing warrants B’s held by Alpha issued in September 2023 (see note 8.C) to a reduced exercise price of $4.7025 per share. Alpha immediately exercised these warrants B’s in full.

4.	The Alpha April Note is a financial liability which is measured in accordance with the amortized cost method and its conversion option is a derivative financial liability measured at fair value through profit or loss.

As of April 11, 2024, the Alpha April Note amounted to $220 and the Conversion Option fair value amounted to $656.

As of April 11, 2024 the fair value of the conversion option was calculated by estimating the Alpha April Note using Monte Carlo model with expected volatility of 52.08% and the risk-free interest rate used is 5.17%.

During the period, the investor converted approximately $2,110 of the principal amount into 467,424 ordinary shares. (see also note 17(13)).

As of December 31, 2024, the Alpha April Note amounted to $72 and the Conversion Option fair value amounted to $48. As of December 31, 2024, the fair value of the Conversion Option was calculated by estimating the Alpha April Note using Monte Carlo model with expected volatility of 39.78% and the risk-free interest rate used is 4.37%.

The April Warrants were classified as a derivative financial liability measured at fair value through profit or loss. After initial recognition, at each cut off, the April Warrants will be measured in accordance with their fair value and all changes in fair value will be recognized through profit or loss. As of April 11, 2024, the April Warrants’ fair value amounted to $1,090.

As of April 11, 2024, the fair value of the April Warrants was calculated using the Black-Scholes model with expected volatility of 73.43% and the risk-free interest rate used is 4.61%.

As of December 31, 2024, Alpha exercised all the April Warrants into Ordinary Shares of the Company.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 8 - CONVERTIBLE NOTES (CONT.):

F.	On July 10, 2024, the Company entered into a Letter of Intent with PMB Partners, LP (“PMB”), as part of the Company’s ongoing efforts to satisfy its existing liabilities while conserving cash. Although the Letter of Intent was binding, the Letter of Intent provided that the Company and PMB negotiate in good faith the drafting and execution of the exchange of a $1,000 senior secured note (originally due May 31, 2024) for a $800 Convertible Note due December 31, 2024 (“the $800 Convertible Note”), and a $500 non-convertible promissory note due December 31, 2024 (“the $500 Non-Convertible Promissory Note” and, together with the $800 Convertible Note, the “Senior Promissory Notes”) and other ancillary documents, contracts, or agreements to give effect to the terms of the Letter of Intent not otherwise satisfied at or as of the Effective Date (the “Definitive Agreements”). See note 1.D.

The Definitive Agreements, consisting of a Subscription Agreement, a Notes Exchange Agreement, a Share Exchange Agreement, the $800 Convertible Note and the $500 Non-Convertible Promissory Note, with terms consistent with the Letter of Intent, were all dated as of September 4, 2024. The Senior Promissory Notes carry an annual interest of 15%. PMB has the right to convert the $800 Convertible Note and accumulated interest into 2,673 ordinary shares.

The $800 Convertible Note is a financial liability which measured on the initial day at fair value recognized financial expenses or income through profit and loss. In the subsequent measurement the $800 Convertible Note is with accordance with the amortized cost method.

The conversion option meet the conditions for equity classification according to IAS 32 and recorded as equity instrument.

The $500 Non-Convertible Promissory Note is a liability which measured on the initial day at fair value recognized financial expenses or income through profit and loss. In the subsequent measurement, the $500 Non-Convertible Promissory Note measured in accordance with the amortized cost method.

As of December 31, 2024, the $800 Convertible Note and the $500 Non-Convertible Promissory Note amounted to $1,360. Pursuant to amendments to the Senior Promissory Notes, the maturity dates have been extended to November 30, 2025.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 8 - CONVERTIBLE NOTES (CONT.):

G.	A.	On July 19, 2024 the Company entered into Securities Purchase Agreement issued and sold to Alpha, a promissory note (the “Alpha July Note”) and warrants (the “July Warrants”), for gross proceeds of $747.5, before deducting fees and other offering expenses payable by the Company. The Alpha July Note is in the principal amount of $1,150 (the “Principal Amount”) and carries an original issue discount of 35%. The maturity date of the Alpha July Note is the 12-month anniversary of the issuance date. The Alpha has the right, at any time, to convert all or any portion of the outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s Ordinary Shares, at a conversion price equal to the lesser of $174 or 80% of the lowest volume weighted average price of the Company’s ordinary shares during the twenty trading days prior to the conversion, subject to customary adjustments as provided in the Alpha July Note including for fundamental transactions (the “Conversion option”) Any such conversion is subject to customary conversion limitations set forth in the Alpha July Note so the Alpha beneficially owns less than 4.99% of the Company’s Ordinary Shares. Any principal amount on the Alpha July Note which is not paid when due shall bear interest at the rate of the lesser of (i) 24.5% per annum and (ii) the maximum amount permitted by law during the Event of Default. Upon the occurrence of any Event of Default, the principal amount then outstanding plus accrued interest (including any costs, fees and charges) increases to 120% of such amount through the date of full repayment, as well as all costs of collection.

According to the purchase agreement, the Company issued to the Alpha the July Warrants, to purchase up to 7,317 Ordinary Shares, with an exercise price of $178 per share, subject to customary adjustments and certain price-based anti-dilution protections, and may be exercised at any time for 5.5 years from issuance. The July Warrants also may be exercised pursuant to a cashless or net exercise provision. The exercise of the July Warrants is subject to a beneficial ownership limitation of 4.99% of the number of Ordinary Shares outstanding immediately after giving effect to such exercise.

The July Warrants were classified as a derivative financial liability measured at fair value through profit or loss. After initial recognition, at each cut-off, the July Warrants will be measured in accordance with its fair value and all changes in fair value will be recognized through profit or loss.

As of July 19, 2024, the July Warrants fair value amounted to $741. The July Warrants were calculated using Black-Scholes model with expected volatility of 59.6% and the risk-free interest rate used is 4.16%.

As of December 31, 2024, all of the July Warrants were converted to 7,188 ordinary shares.

The Alpha July Note is a financial liability which will be measured in accordance with the amortized cost method and its conversion option is a derivative financial liability measured at fair value through profit or loss.

As of July 19, 2024, the Alpha July Note amounted to $0 and the Conversion Option fair value amounted to $753.

As of July 19, 2024, the fair value of the conversion option was calculated by estimating the Alpha July Note using Monte Carlo model with expected volatility of 61.67% and the risk-free interest rate used is 4.85%.

As of December 31, 2024, the Alpha July Note amounted to $520, and the Conversion Option fair value amounted to $527. As of December 31, 2024, the fair value of the Conversion Option was calculated by estimating the Alpha July Note using the Monte Carlo model with expected volatility of 58.7% and the risk-free interest rate used is 4.28%.

H.

On August 30, 2024, the Company entered into a Securities Purchase Agreement with 1800 Diagonal Lending LLC (“1800 Diagonal”), to issue and sell a promissory note, for gross proceeds to the Company of $194.5, before deducting fees and other offering expenses payable by the Company (“the 1800 Diagonal Promissory Note”). The 1800 Diagonal Promissory Note is in the principal amount of $223.7, which includes an original issue discount of $29.2. A one-time interest charge of 10%, or $22.4 was applied to the principal. The maturity date of the 1800 Diagonal Promissory Note is June 30, 2025. The accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five payments as follows: (1) on February 28, 2025, $123; (2) on March 30, 2025, $30.7; (3) on April 30, 2025, $30.7; (4) on May 30, 2025, $30.7 and (5) on June 30, 2025, $30.7. Through February 26, 2025, the Company may prepay the 1800 Diagonal Promissory Note in full at a 2% discount The 1800 Diagonal Promissory Note contains customary Events of Default for transactions similar to the transactions contemplated by the Purchase Agreement and the Note. In the event of an Event of Default, (i) the 1800 Diagonal Promissory Note shall become immediately due and payable, (ii) the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal Promissory Note so the 1800 Diagonal beneficially owns less than 4.99% of the Company’s Ordinary Shares. The 1800 Diagonal shall be entitled to deduct $1.5 from the conversion amount in each Notice of Conversion to cover Holder’s deposit fees associated with each Notice of Conversion.

On July 10, 2024, the Company entered into a Letter of Intent with PMB Partners, LP “PMB”), as part of the Company’s ongoing efforts to satisfy its existing liabilities while conserving cash. Although the Letter of Intent was binding, the Letter of Intent provided that the Company and PMB negotiate in good faith the drafting and execution exchange a $1,000 senior secured note (originally due May 31, 2024 for a $800 Convertible Note due December 31, 2024 (“the $800 Convertible Note”), and a $500 non-convertible promissory note due December 31, 2024 (“the $500 Non-Convertible Promissory Note”), or together (the “Senior Promissory Note”) and other ancillary documents, contracts, or agreements to give effect to the terms of the Letter of Intent not otherwise satisfied at or as of the Effective Date (the “Definitive Agreements”).

The Definitive Agreements, consisting of a Subscription Agreement, a Notes Exchange Agreement, a Share Exchange Agreement, the Convertible Note and the Senior Promissory Note, with terms consistent with the Letter of Intent were all dated as of September 4, 2024.. The convertible note and the non-convertible promissory note carries an annual intertest of 15%. The investor has the right to convert the $800 convertible note and accumulated interest into 2,673 ordinary shares.

The $800 Convertible Note is a financial liability which measured on the initial day at fair value recognized financial expenses or income through profit and loss. In the subsequent measurement the $800 Convertible Note is with accordance with the amortized cost method.

The conversion option meet the conditions for equity classification according to IAS 32 and recorded as equity instrument.

The $500 Non-Convertible Promissory Note is a liability which measured on the initial day at fair value recognized financial expenses or income through profit and loss. In the subsequent measurement, the $500 Non- Convertible Promissory Note measured in accordance with the amortized cost method.

As of December 31, 2024, the $800 Convertible Note and the $500 Non-Convertible Promissory Note amounted to $1,360. All of the principal and accrued interest under the $800 Convertible Note and the $500 Convertible Note are due and owing as of the date of these financial statements.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)